Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19 - Commitments and Contingencies

Lease commitments

The Company has entered in one operating factory lease agreement in Selangor expiring through January 2026. The lease contains an option to extend at the time of expiration, and the Company has the right of priority of exercising the option. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. The lease is classified as an operating lease, and lease expense for the lease is recognized on the straight-line basis over the lease term which the Company estimated to be 1.5 years.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate which is implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in Malaysia, which is approximately 6.4% p.a. The total operating lease expenses for the lease agreement for the three and nine months ended June 30, 2025 were $12,525 and $36,951, respectively.

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2025	As of September 30, 2024
	(Unaudited)
Weighted-average remaining term in number of years
Operating leases	0.58	-
Weighted-average discount rate
Operating leases	6.4 % p.a	-

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of June 30, 2025:

Lease payments
Twelve months ending June 30, 2026	$29,911
Total lease payments	29,911
Less: discount	472
Present value of lease liabilities	29,439
Current lease liabilities	(29,439)
Non-current lease liabilities	$-

The Company also entered in two operating lease agreements in Malaysia, which will expire till March 2026. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases contain options to extend at the time of expiration, but the Company will not exercise it. The Company did not recognize the operating lease ROU assets and lease liabilities on the balance sheet as this lease had an initial term of 12 months or less.

Operating lease expenses for the two lease agreements amounted to $3,413 and $55,910 for the three months ended June 30, 2025 and 2024, respectively, and $55,351 and $145,176 for the nine months ended June 30, 2025 and 2024, respectively, which were recorded under general and administrative expenses.

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of June 30, 2025. There were no commitment and contingency other than those stated below:

Commitments and Contingencies	Terms	Amount
Rental of premise	Rental payments due from July 2025 to March 2026	$6,920

Note 19 - Commitments and Contingencies

Lease commitments

Effective July 1, 2019, the Company adopted FASB ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company entered in four operating lease agreements in New York and Malaysia, which will expire till July 2025. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases contain options to extend at the time of expiration, but the Company will not exercise it. The Company did not recognize the operating lease ROU assets and lease liabilities on the balance sheet as this lease had an initial term of 12 months or less.

Operating lease expenses was recorded under general and administrative expenses for the years ended September 30, 2024 and 2023 amounted to $197,765 and $98,345, respectively.

The following table sets forth the Company’s undiscounted future minimum lease payment schedule as of September 30, 2024. There were no commitment and contingency other than those stated below:

Commitments and Contingencies	Terms	Amount
Rental of premise	Rental payments due from October 2024 to March 2025	$90,415
Rental of factory	Rental payments due from October 2024 to July 2025	43,668
		$134,083